Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam International Equity Fund
Entity Central Index Key	0000868648
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class A
Trading Symbol	POVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A shares of Putnam International Equity Fund returned 22.10%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A	22.10	11.66	6.19
Class A (with sales charge)	15.08	10.34	5.56
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[1]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class C
Trading Symbol	PIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.91%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class C shares of Putnam International Equity Fund returned 21.17%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class C	21.17	10.83	5.56
Class C (with sales charge)	20.17	10.83	5.56
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[2]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R
Trading Symbol	PIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.41%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R shares of Putnam International Equity Fund returned 21.75%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R	21.75	11.37	5.92
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[3]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R5
Trading Symbol	POVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R5 shares of Putnam International Equity Fund returned 22.46%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R5	22.46	12.03	6.54
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[4]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R6
Trading Symbol	POVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R6 shares of Putnam International Equity Fund returned 22.56%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R6	22.56	12.12	6.64
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[5]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[5]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class Y
Trading Symbol	POVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class Y shares of Putnam International Equity Fund returned 22.37%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class Y	22.37	11.93	6.46
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 804,881,856
Holdings Count | $ / shares	66	[6]
Advisory Fees Paid, Amount	$ 4,716,543
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.